Property and Equipment (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Excluding Capital Leased Assets	16,826	13,866
Leasehold Improvements, Gross	3,691
Property, Plant and Equipment, Additions	1,401	121
Number of Stores	64	0	0
Tangible Asset Impairment Charges	3,425	0	0
Depreciation of property and equipment under capital leases	796	165	821